Distribution Date:	08/17/26	BANK 2025-BNK50
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-BNK50

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Attention: Kunal K. Singh	US_CMBS_Notice@jpmorgan.com

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5-6
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	7			trustadministrationgroup@computershare.com

Additional Information	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	9	General Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	11-15
		NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Mortgage Loan Detail (Part 1)	16-17	Special Servicer

Mortgage Loan Detail (Part 2)	18-19		Attention: Tom Klump, Chief Operating Officer	tklump@ncb.coop

Principal Prepayment Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
		General Special Servicer	K-Star Asset Management LLC
Historical Detail	21
			Attention: Lindsey Wright	Lindsey.Wright@KKR.com
Delinquency Loan Detail	22
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Collateral Stratification and Historical Detail	23
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer

Specially Serviced Loan Detail - Part 2	25		Attention: BANK 2025-BNK50—Transaction Manager	notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	26
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	27
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	28			trustadministrationgroup@computershare.com

Interest Shortfall Detail - Collateral Level	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	064908AA4	4.725000%	11,400,000.00	9,197,427.03	160,528.22	36,214.87	0.00	0.00	196,743.09	9,036,898.81	30.15%	30.00%
A-SB	064908AB2	5.561000%	12,200,000.00	12,200,000.00	0.00	56,536.83	0.00	0.00	56,536.83	12,200,000.00	30.15%	30.00%
A-4	064908AC0	5.354000%	100,000,000.00	100,000,000.00	0.00	446,166.67	0.00	0.00	446,166.67	100,000,000.00	30.15%	30.00%
A-5	064908AH9	5.652000%	213,358,000.00	213,358,000.00	0.00	1,004,916.18	0.00	0.00	1,004,916.18	213,358,000.00	30.15%	30.00%
A-S	064908AN6	6.072016%	62,578,000.00	62,578,000.00	0.00	316,645.51	0.00	0.00	316,645.51	62,578,000.00	17.08%	17.00%
B	064908AU0	6.072016%	18,653,000.00	18,653,000.00	0.00	94,384.43	0.00	0.00	94,384.43	18,653,000.00	13.19%	13.13%
C	064908BE5	6.072016%	18,051,000.00	18,051,000.00	0.00	91,338.30	0.00	0.00	91,338.30	18,051,000.00	9.42%	9.38%
D	064908BQ8	6.072016%	6,018,000.00	6,018,000.00	0.00	30,451.16	0.00	0.00	30,451.16	6,018,000.00	8.16%	8.13%
E	064908CA2	6.072016%	6,618,000.00	6,618,000.00	0.00	33,487.17	0.00	0.00	33,487.17	6,618,000.00	6.78%	6.75%
F-RR	064908CM6	6.072016%	4,814,000.00	4,814,000.00	0.00	24,358.90	0.00	0.00	24,358.90	4,814,000.00	5.78%	5.75%
G-RR	064908CP9	6.072016%	8,424,000.00	8,424,000.00	0.00	42,625.55	0.00	0.00	42,625.55	8,424,000.00	4.02%	4.00%
H-RR	064908CR5	6.072016%	5,415,000.00	5,415,000.00	0.00	27,399.97	0.00	0.00	27,399.97	5,415,000.00	2.89%	2.88%
J-RR	064908CT1	6.072016%	9,026,000.00	9,026,000.00	0.00	45,671.68	0.00	0.00	45,671.68	9,026,000.00	1.00%	1.00%
K-RR*	064908CV6	6.072016%	4,814,331.00	4,814,331.00	0.00	24,259.26	0.00	0.00	24,259.26	4,814,331.00	0.00%	0.00%
RR	064908CW4	6.072016%	5,373,268.00	5,348,681.86	1,791.89	27,063.27	0.00	0.00	28,855.16	5,346,889.97	0.00%	0.00%
RR Interest	N/A	6.072016%	4,200,115.00	4,180,896.78	1,400.66	21,154.51	0.00	0.00	22,555.17	4,179,496.12	0.00%	0.00%
R	064908DC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	064908DB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			490,942,714.00	488,696,336.67	163,720.77	2,322,674.26	0.00	0.00	2,486,395.03	488,532,615.90

X-A	064908AT3	0.537822%	336,958,000.00	334,755,427.04	0.00	150,032.38	0.00	0.00	150,032.38	334,594,898.81
Notional SubTotal			336,958,000.00	334,755,427.04	0.00	150,032.38	0.00	0.00	150,032.38	334,594,898.81

Deal Distribution Total					163,720.77	2,472,706.64	0.00	0.00	2,636,427.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	064908AA4	806.79184474	14.08142281	3.17674298	0.00000000	0.00000000	0.00000000	0.00000000	17.25816579	792.71042193
A-SB	064908AB2	1,000.00000000	0.00000000	4.63416639	0.00000000	0.00000000	0.00000000	0.00000000	4.63416639	1,000.00000000
A-4	064908AC0	1,000.00000000	0.00000000	4.46166670	0.00000000	0.00000000	0.00000000	0.00000000	4.46166670	1,000.00000000
A-5	064908AH9	1,000.00000000	0.00000000	4.71000000	0.00000000	0.00000000	0.00000000	0.00000000	4.71000000	1,000.00000000
A-S	064908AN6	1,000.00000000	0.00000000	5.06001326	0.00000000	0.00000000	0.00000000	0.00000000	5.06001326	1,000.00000000
B	064908AU0	1,000.00000000	0.00000000	5.06001340	0.00000000	0.00000000	0.00000000	0.00000000	5.06001340	1,000.00000000
C	064908BE5	1,000.00000000	0.00000000	5.06001330	0.00000000	0.00000000	0.00000000	0.00000000	5.06001330	1,000.00000000
D	064908BQ8	1,000.00000000	0.00000000	5.06001329	0.00000000	0.00000000	0.00000000	0.00000000	5.06001329	1,000.00000000
E	064908CA2	1,000.00000000	0.00000000	5.06001360	0.00000000	0.00000000	0.00000000	0.00000000	5.06001360	1,000.00000000
F-RR	064908CM6	1,000.00000000	0.00000000	5.06001246	0.00000000	0.00000000	0.00000000	0.00000000	5.06001246	1,000.00000000
G-RR	064908CP9	1,000.00000000	0.00000000	5.06001306	0.00000000	0.00000000	0.00000000	0.00000000	5.06001306	1,000.00000000
H-RR	064908CR5	1,000.00000000	0.00000000	5.06001293	0.00000000	0.00000000	0.00000000	0.00000000	5.06001293	1,000.00000000
J-RR	064908CT1	1,000.00000000	0.00000000	5.06001329	0.00000000	0.00000000	0.00000000	0.00000000	5.06001329	1,000.00000000
K-RR	064908CV6	1,000.00000000	0.00000000	5.03896803	0.02104342	0.64431797	0.00000000	0.00000000	5.03896803	1,000.00000000
RR	064908CW4	995.42436000	0.33348234	5.03664995	0.00021030	0.00644487	0.00000000	0.00000000	5.37013229	995.09087766
RR Interest	N/A	995.42435862	0.33348135	5.03665019	0.00020952	0.00644506	0.00000000	0.00000000	5.37013153	995.09087727
R	064908DC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	064908DB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	064908AT3	993.46336054	0.00000000	0.44525543	0.00000000	0.00000000	0.00000000	0.00000000	0.44525543	992.98695627

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	36,214.87	0.00	36,214.87	0.00	0.00	0.00	36,214.87	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	56,536.83	0.00	56,536.83	0.00	0.00	0.00	56,536.83	0.00
X-A	07/01/26 - 07/30/26	30	0.00	150,032.38	0.00	150,032.38	0.00	0.00	0.00	150,032.38	0.00
A-4	07/01/26 - 07/30/26	30	0.00	446,166.67	0.00	446,166.67	0.00	0.00	0.00	446,166.67	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,004,916.18	0.00	1,004,916.18	0.00	0.00	0.00	1,004,916.18	0.00
A-S	07/01/26 - 07/30/26	30	0.00	316,645.51	0.00	316,645.51	0.00	0.00	0.00	316,645.51	0.00
B	07/01/26 - 07/30/26	30	0.00	94,384.43	0.00	94,384.43	0.00	0.00	0.00	94,384.43	0.00
C	07/01/26 - 07/30/26	30	0.00	91,338.30	0.00	91,338.30	0.00	0.00	0.00	91,338.30	0.00
D	07/01/26 - 07/30/26	30	0.00	30,451.16	0.00	30,451.16	0.00	0.00	0.00	30,451.16	0.00
E	07/01/26 - 07/30/26	30	0.00	33,487.17	0.00	33,487.17	0.00	0.00	0.00	33,487.17	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	24,358.90	0.00	24,358.90	0.00	0.00	0.00	24,358.90	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	42,625.55	0.00	42,625.55	0.00	0.00	0.00	42,625.55	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	27,399.97	0.00	27,399.97	0.00	0.00	0.00	27,399.97	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	45,671.68	0.00	45,671.68	0.00	0.00	0.00	45,671.68	0.00
K-RR	07/01/26 - 07/30/26	30	2,985.54	24,360.58	0.00	24,360.58	101.31	0.00	0.00	24,259.26	3,101.96
RR	07/01/26 - 07/30/26	30	33.33	27,064.40	0.00	27,064.40	1.13	0.00	0.00	27,063.27	34.63
RR Interest	07/01/26 - 07/30/26	30	26.06	21,155.39	0.00	21,155.39	0.88	0.00	0.00	21,154.51	27.07
Totals			3,044.93	2,472,809.97	0.00	2,472,809.97	103.32	0.00	0.00	2,472,706.64	3,163.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (Exch)	N/A	5.354000%	100,000,000.00	100,000,000.00	0.00	446,166.67	0.00	0.00	446,166.67	100,000,000.00
A-4-1	064908AD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	064908AE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	064908AF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	064908AG1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Exch)	N/A	5.652000%	213,358,000.00	213,358,000.00	0.00	1,004,916.18	0.00	0.00	1,004,916.18	213,358,000.00
A-5-1	064908AJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	064908AK2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	064908AL0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	064908AM8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	6.072016%	62,578,000.00	62,578,000.00	0.00	316,645.51	0.00	0.00	316,645.51	62,578,000.00
A-S-1	064908AP1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	064908AQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	064908AR7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	064908AS5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	6.072016%	18,653,000.00	18,653,000.00	0.00	94,384.43	0.00	0.00	94,384.43	18,653,000.00
B-1	064908AW6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	064908AY2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	064908BA3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	064908BC9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	6.072016%	18,051,000.00	18,051,000.00	0.00	91,338.30	0.00	0.00	91,338.30	18,051,000.00
C-1	064908BG0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	064908BJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	064908BL9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	064908BN5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Exch)	N/A	6.072016%	6,018,000.00	6,018,000.00	0.00	30,451.16	0.00	0.00	30,451.16	6,018,000.00
D-1	064908BS4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2	064908BU9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-X1	064908BW5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-X2	064908BY1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Exch)	N/A	6.072016%	6,618,000.00	6,618,000.00	0.00	33,487.17	0.00	0.00	33,487.17	6,618,000.00
E-1	064908CC8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2	064908CE4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-X1	064908CG9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
E-X2	064908CJ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			425,276,000.00	425,276,000.00	0.00	2,017,389.42	0.00	0.00	2,017,389.42	425,276,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	064908AD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	064908AE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	064908AJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	064908AK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	064908AP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	064908AQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	064908AW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	064908AY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	064908BG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	064908BJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D-1	064908BS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D-2	064908BU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E-1	064908CC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E-2	064908CE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	064908AF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	064908AG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	064908AL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	064908AM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	064908AR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	064908AS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	064908BA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	064908BC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	064908BL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	064908BN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D-X1	064908BW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D-X2	064908BY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E-X1	064908CG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
E-X2	064908CJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information

Total Available Distribution Amount (1)	2,636,427.41
Non-VRR Interest Available Funds	2,585,017.10
VRR Interest Available Funds	51,410.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,488,348.89	Master Servicing Fee	5,855.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,079.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	210.41
ARD Interest	0.00	Operating Advisor Fee	1,266.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	126.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,488,348.89	Total Fees	15,538.88

Principal		Expenses/Reimbursements
Scheduled Principal	163,720.78	Reimbursement for Interest on Advances	103.33
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	163,720.78	Total Expenses/Reimbursements	103.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,472,706.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	163,720.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,636,427.41
Total Funds Collected	2,652,069.67	Total Funds Distributed	2,652,069.62

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	488,696,336.72	488,696,336.72	Beginning Certificate Balance	488,696,336.67
(-) Scheduled Principal Collections	163,720.78	163,720.78	(-) Principal Distributions	163,720.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	488,532,615.94	488,532,615.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	488,696,336.73	488,696,336.73	Ending Certificate Balance	488,532,615.90
Ending Actual Collateral Balance	488,532,615.95	488,532,615.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	24	96,744,541.05	19.80%	104	6.3230	1.470914	1.49 or less	18	120,949,896.12	24.76%	103	6.2100	1.078078
10,000,000 to 19,999,999		3	35,879,732.83	7.34%	103	5.7147	1.489805	1.50 to 1.99	13	283,782,744.88	58.09%	104	5.8774	1.864533
20,000,000 to 29,999,999		4	93,057,150.63	19.05%	104	5.9390	2.074844	2.00 to 2.49	5	79,099,974.94	16.19%	104	5.5885	2.123246
30,000,000 to 39.999.999		2	68,000,000.00	13.92%	101	5.3665	1.894819	2.50 or greater	1	4,700,000.00	0.96%	104	5.9000	5.540000
	40,000,000 or greater	4	194,851,191.43	39.88%	104	5.9246	1.723463	Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073
	Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	5,254,331.25	1.08%	105	6.3500	1.902600
							Mixed Use	3	63,874,403.01	13.07%	104	6.0646	1.812904
Arizona	2	25,200,000.00	5.16%	104	7.1737	1.874598
							Multi-Family	36	167,943,911.86	34.38%	104	5.8083	1.602729
California	3	85,400,000.00	17.48%	100	5.8143	1.545064
							Office	3	130,114,301.25	26.63%	101	5.6816	1.716248
Connecticut	1	2,908,456.25	0.60%	105	6.3500	1.902600
							Retail	27	118,000,000.00	24.15%	104	6.2010	2.039787
Delaware	1	3,186,531.25	0.65%	105	6.3500	1.902600
							Self Storage	2	8,600,000.00	1.76%	106	6.3902	1.690772
Florida	3	6,925,281.25	1.42%	105	6.8267	1.328721
							Totals	71	488,532,615.94	100.00%	103	5.9132	1.747073
Georgia	2	4,962,393.75	1.02%	105	6.8299	1.324852
Indiana	1	2,476,950.00	0.51%	105	6.3500	1.902600
Louisiana	1	784,306.25	0.16%	105	6.3500	1.902600
Maryland	1	48,114,301.25	9.85%	103	5.4910	2.036000
Michigan	1	4,091,193.75	0.84%	105	6.3500	1.902600
New York	38	225,100,139.87	46.08%	104	5.8396	1.683811
North Carolina	5	10,657,500.00	2.18%	105	6.3500	1.902600
Ohio	2	4,833,237.50	0.99%	105	6.3500	1.902600
Oregon	1	49,000,000.00	10.03%	104	5.5770	2.207500
South Carolina	1	1,157,012.50	0.24%	105	6.3500	1.902600
Tennessee	4	5,996,987.50	1.23%	105	6.3500	1.902600
Virginia	1	2,483,993.75	0.51%	105	6.3500	1.902600
Totals	71	488,532,615.94	100.00%	103	5.9132	1.747073

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.4990% or less	31	446,220,099.93	91.34%	103	5.8070	1.757451	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 6.9990%	4	13,662,516.01	2.80%	104	6.5623	1.491398	13 months to 24 months	37	488,532,615.94	100.00%	103	5.9132	1.747073
	7.0000% or greater	2	28,650,000.00	5.86%	104	7.2569	1.707372	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073	Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	37	488,532,615.94	100.00%	103	5.9132	1.747073	Interest Only	19	336,500,000.00	68.88%	103	5.9877	1.820508
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	1	47,851,191.43	9.79%	105	5.3890	1.798100
	Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073	299 months or greater	17	104,181,424.51	21.33%	104	5.9133	1.486446
								Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	53,257,150.44	10.90%	104	5.5667	2.236199			No outstanding loans in this group
	12 months or less	23	395,397,609.76	80.94%	103	5.9228	1.752026
	13 months to 24 months	8	32,914,238.30	6.74%	104	6.2717	1.080761
	25 months or greater	2	6,963,617.44	1.43%	105	6.3205	0.874472
	Totals	37	488,532,615.94	100.00%	103	5.9132	1.747073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329940001	RT	Portland	OR	Actual/360	5.577%	117,659.21	0.00	0.00	N/A	04/06/35	--	24,500,000.00	24,500,000.00	08/06/26
1A	241015152				Actual/360	5.577%	117,659.21	0.00	0.00	N/A	04/06/35	--	24,500,000.00	24,500,000.00	08/06/26
2	329870002	OF	Irvine	CA	Actual/360	5.987%	252,618.14	0.00	0.00	N/A	02/01/35	--	49,000,000.00	49,000,000.00	08/01/26
3	329870003	RT	Various	Various	Actual/360	6.350%	267,934.72	0.00	0.00	N/A	05/01/35	--	49,000,000.00	49,000,000.00	08/01/26
4	241014914	MU	New York	NY	Actual/360	5.960%	251,478.89	0.00	0.00	N/A	04/01/35	--	49,000,000.00	49,000,000.00	08/01/26
5	329870005	MF	New York	NY	Actual/360	5.389%	222,404.03	75,259.38	0.00	N/A	05/01/35	--	47,926,450.81	47,851,191.43	08/01/26
6	329870006	OF	Bethesda	MD	Actual/360	5.491%	113,869.58	25,100.41	0.00	N/A	03/01/35	--	24,082,251.04	24,057,150.63	08/01/26
6A	329870106				Actual/360	5.491%	56,934.79	12,550.21	0.00	N/A	03/01/35	--	12,041,125.43	12,028,575.22	08/01/26
6B	329870206				Actual/360	5.491%	56,934.79	12,550.21	0.00	N/A	03/01/35	--	12,041,125.43	12,028,575.22	08/01/26
7	300802553	MF	New York	NY	Actual/360	5.235%	157,777.08	0.00	0.00	N/A	04/01/35	--	35,000,000.00	35,000,000.00	08/01/26
8	329870008	OF	San Francisco	CA	Actual/360	5.506%	156,462.17	0.00	0.00	09/06/34	03/06/38	--	33,000,000.00	33,000,000.00	08/06/26
9	600970034	RT	Phoenix	AZ	Actual/360	7.365%	126,841.67	0.00	0.00	N/A	04/11/35	--	20,000,000.00	20,000,000.00	08/11/26
10	470144120	MF	Bayside	NY	Actual/360	6.170%	62,869.26	10,393.57	0.00	N/A	04/01/35	--	11,832,975.96	11,822,582.39	08/01/26
11	300802563	MF	Various	Various	Actual/360	7.007%	52,192.42	0.00	0.00	N/A	05/01/35	--	8,650,000.00	8,650,000.00	08/01/26
12	241015223	MF	New Rochelle	NY	Actual/360	5.970%	41,126.67	0.00	0.00	N/A	05/01/35	--	8,000,000.00	8,000,000.00	08/01/26
13	251015497	MU	Bronx	NY	Actual/360	6.500%	43,549.91	6,225.45	0.00	N/A	05/01/35	--	7,780,628.46	7,774,403.01	08/01/26
14	241012595	MU	New York	NY	Actual/360	6.310%	38,578.64	0.00	0.00	N/A	04/01/35	--	7,100,000.00	7,100,000.00	08/01/26
15	470144450	MF	Kew Gardens	NY	Actual/360	6.220%	31,951.26	1,986.31	0.00	N/A	05/01/35	--	5,965,384.43	5,963,398.12	08/01/26
16	300802565	SS	Tempe	AZ	Actual/360	6.438%	28,827.93	0.00	0.00	N/A	06/01/35	--	5,200,000.00	5,200,000.00	08/01/26
17	470143210	MF	New York	NY	Actual/360	6.400%	26,177.78	0.00	0.00	N/A	03/01/35	--	4,750,000.00	4,750,000.00	08/01/26
18	251015718	MF	Lawrence	NY	Actual/360	5.900%	23,878.61	0.00	0.00	N/A	04/01/35	--	4,700,000.00	4,700,000.00	08/01/26
19	470143860	MF	Freeport	NY	Actual/360	6.320%	20,555.01	1,206.89	0.00	N/A	04/01/35	--	3,776,951.31	3,775,744.42	08/01/26
20	470143820	MF	Brooklyn	NY	Actual/360	6.370%	20,549.21	3,145.42	0.00	N/A	03/01/35	--	3,746,248.72	3,743,103.30	08/01/26
21	470144430	MF	East Rockaway	NY	Actual/360	6.080%	18,848.00	0.00	0.00	N/A	04/01/35	--	3,600,000.00	3,600,000.00	08/01/26
22	241015154	MF	Yonkers	NY	Actual/360	5.700%	16,915.21	3,398.80	0.00	N/A	04/01/35	--	3,446,223.11	3,442,824.31	08/01/26
23	470144210	MF	New Rochelle	NY	Actual/360	6.390%	18,987.53	2,882.27	0.00	N/A	03/01/35	--	3,450,709.18	3,447,826.91	08/01/26
24	300802566	SS	Tahoe Vista	CA	Actual/360	6.317%	18,494.77	0.00	0.00	N/A	06/01/35	--	3,400,000.00	3,400,000.00	08/01/26
25	470144510	MF	Bronx	NY	Actual/360	6.110%	16,726.71	1,126.12	0.00	N/A	04/01/35	--	3,179,143.93	3,178,017.81	08/01/26

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						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	470144390	MF	White Plains	NY	Actual/360	6.010%	16,449.27	1,179.88	0.00	N/A	04/01/35	--	3,178,432.28	3,177,252.40	08/01/26
27	470143700	MF	New York	NY	Actual/360	6.420%	17,170.62	2,574.08	0.00	N/A	03/01/35	--	3,105,930.40	3,103,356.32	08/01/26
28	470144180	MF	New York	NY	Actual/360	6.110%	15,784.17	0.00	0.00	N/A	05/01/35	--	3,000,000.00	3,000,000.00	08/01/26
29	470143900	MF	Bronx	NY	Actual/360	6.560%	14,687.11	0.00	0.00	N/A	03/01/35	--	2,600,000.00	2,600,000.00	08/01/26
30	470144370	MF	Yonkers	NY	Actual/360	6.620%	13,045.78	616.83	0.00	N/A	05/01/35	--	2,288,510.51	2,287,893.68	08/01/26
31	470144020	MF	Bronx	NY	Actual/360	6.410%	10,884.66	1,638.56	0.00	N/A	03/01/35	--	1,971,957.49	1,970,318.93	08/01/26
32	470144540	MF	Great Neck	NY	Actual/360	6.180%	7,982.50	0.00	0.00	N/A	04/01/35	--	1,500,000.00	1,500,000.00	08/01/26
33	470144040	MF	Mahopac	NY	Actual/360	6.370%	7,577.01	1,152.59	0.00	N/A	04/01/35	--	1,381,335.11	1,380,182.52	08/01/26
34	470143400	MF	New York	NY	Actual/360	6.920%	5,964.57	733.80	0.00	N/A	02/01/35	--	1,000,953.12	1,000,219.32	08/01/26
Totals							2,488,348.89	163,720.78	0.00				488,696,336.72	488,532,615.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	43,640,913.63	10,763,207.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,050,260.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,935,767.10	5,370,700.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,772,213.10	1,723,024.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,174,620.80	1,658,096.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	31,370,685.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,488,593.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	26,887,852.00	6,119,680.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,055,440.00	783,701.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	831,325.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	700,694.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	917,711.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	722,846.42	959,001.31	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	512,665.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	157,321.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	505,339.00	131,149.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	149,898.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	213,771.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	278,470.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	71,173.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	623,917.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	268,867.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	318,426.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	104,300.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	299,578.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	211,716.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	164,217.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	281,601.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	48,487.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	168,413.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	169,528.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	99,419.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	69,036.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	160,946,640.41	27,826,986.83				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.913166%	5.876242%	103
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.913070%	5.876145%	104
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912967%	5.876041%	105
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912872%	5.875945%	106
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912771%	5.875842%	107
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912677%	5.875747%	108
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912563%	5.875631%	109
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912470%	5.875537%	110
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912378%	5.875443%	111
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912279%	5.875343%	112
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912187%	5.875251%	113
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.912089%	5.875151%	114
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		488,532,616	488,532,616	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	488,532,616	488,532,616	0	0	0	0
Jul-26	488,696,337	488,696,337	0	0	0	0
Jun-26	488,883,478	488,883,478	0	0	0	0
May-26	489,045,504	489,045,504	0	0	0	0
Apr-26	489,231,013	489,231,013	0	0	0	0
Mar-26	489,391,361	489,391,361	0	0	0	0
Feb-26	489,623,912	489,623,912	0	0	0	0
Jan-26	489,782,356	489,782,356	0	0	0	0
Dec-25	489,940,036	489,940,036	0	0	0	0
Nov-25	490,121,359	490,121,359	0	0	0	0
Oct-25	490,277,402	490,277,402	0	0	0	0
Sep-25	490,457,148	490,457,148	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	103.33	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	103.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			103.33

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Supplemental Notes
None

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